SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Nov. 30, 2024	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Denominator:
Total gross revenues	$ 1,535,779	$ 1,441,933		$ 2,902,759		$ 2,527,717
Less bad debts	(640,255)			(55,940)		(944,662)
Total revenues, net	$ 895,524	$ 1,441,933		$ 2,846,819		$ 1,583,055
Common Class A [Member]
Numerator:
Allocation of net income, as adjusted			$ 77,369		$ 1,789,153
Denominator:
Basic and diluted weighted average ordinary shares outstanding			1,983,273		8,274,829
Basic and diluted net income per ordinary share			$ 0.04		$ 0.22
Common Class B [Member]
Numerator:
Allocation of net income, as adjusted			$ 112,155		$ 621,622
Denominator:
Basic and diluted weighted average ordinary shares outstanding			2,875,000		2,875,000
Basic and diluted net income per ordinary share			$ 0.04		$ 0.22